Shareholder Report, Holdings (Details)	Sep. 30, 2024
Clifford Capital Partners Fund (Institutional Class) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Clifford Capital Partners Fund (Institutional Class) | Dolby Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Clifford Capital Partners Fund (Institutional Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Clifford Capital Partners Fund (Institutional Class) | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Clifford Capital Partners Fund (Institutional Class) | Pitney Bowes, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Clifford Capital Partners Fund (Institutional Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Clifford Capital Partners Fund (Institutional Class) | Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Clifford Capital Partners Fund (Institutional Class) | 3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital Partners Fund (Institutional Class) | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Clifford Capital Partners Fund (Institutional Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Clifford Capital Partners Fund (Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Clifford Capital Partners Fund (Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Clifford Capital Partners Fund (Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
Clifford Capital Partners Fund (Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Clifford Capital Partners Fund (Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.62%
Clifford Capital Partners Fund (Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
Clifford Capital Partners Fund (Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
Clifford Capital Partners Fund (Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Clifford Capital Partners Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Clifford Capital Partners Fund (Investor Class) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Clifford Capital Partners Fund (Investor Class) | Dolby Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Clifford Capital Partners Fund (Investor Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Clifford Capital Partners Fund (Investor Class) | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Clifford Capital Partners Fund (Investor Class) | Pitney Bowes, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Clifford Capital Partners Fund (Investor Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Clifford Capital Partners Fund (Investor Class) | Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Clifford Capital Partners Fund (Investor Class) | 3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital Partners Fund (Investor Class) | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Clifford Capital Partners Fund (Investor Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Clifford Capital Partners Fund (Investor Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Clifford Capital Partners Fund (Investor Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Clifford Capital Partners Fund (Investor Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
Clifford Capital Partners Fund (Investor Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Clifford Capital Partners Fund (Investor Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.62%
Clifford Capital Partners Fund (Investor Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
Clifford Capital Partners Fund (Investor Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
Clifford Capital Partners Fund (Investor Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Clifford Capital Partners Fund (Investor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Clifford Capital Partners Fund (Super Institutional Class) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Clifford Capital Partners Fund (Super Institutional Class) | Dolby Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Clifford Capital Partners Fund (Super Institutional Class) | Vodafone Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Clifford Capital Partners Fund (Super Institutional Class) | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Clifford Capital Partners Fund (Super Institutional Class) | Pitney Bowes, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Clifford Capital Partners Fund (Super Institutional Class) | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Clifford Capital Partners Fund (Super Institutional Class) | Glacier Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Clifford Capital Partners Fund (Super Institutional Class) | 3M Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Clifford Capital Partners Fund (Super Institutional Class) | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Clifford Capital Partners Fund (Super Institutional Class) | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Clifford Capital Partners Fund (Super Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Clifford Capital Partners Fund (Super Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Clifford Capital Partners Fund (Super Institutional Class) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
Clifford Capital Partners Fund (Super Institutional Class) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Clifford Capital Partners Fund (Super Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.62%
Clifford Capital Partners Fund (Super Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
Clifford Capital Partners Fund (Super Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
Clifford Capital Partners Fund (Super Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Clifford Capital Partners Fund (Super Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%